The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 25.6%
	BROAD MARKET — 0.4%
1,169	JPMorgan U.S. Value Factor ETF	$42,329
195	SPDR S&P 1500 Value Tilt ETF	28,554
81	Vanguard Extended Market ETF	15,276
		86,159
	CONVERTIBLE — 0.3%
513	iShares Convertible Bond ETF	52,311
	CORPORATE — 21.6%
6,852	iShares 5-10 Year Investment Grade Corporate Bond ETF	414,683
17,948	iShares Fallen Angels USD Bond ETF	537,722
19,966	SPDR Portfolio High Yield Bond ETF	536,886
17,645	VanEck Vectors Fallen Angel High Yield Bond ETF	580,521
81,225	VanEck Vectors Investment Grade Floating Rate ETF	2,061,490
4,360	Vanguard Intermediate-Term Corporate Bond ETF	414,505
		4,545,807
	GLOBAL — 0.0%
59	Vanguard Total World Stock ETF	6,113
	INTERNATIONAL — 0.2%
339	Schwab Fundamental International Large Co. Index ETF	11,282
115	SPDR Portfolio Developed World ex-US ETF	4,231
63	Vanguard FTSE All World ex-US Small-Cap ETF	8,596
165	Vanguard FTSE Developed Markets ETF	8,501
165	Vanguard Total International Stock ETF	10,837
		43,447
	LARGE-CAP — 1.0%
65	Invesco QQQ Trust Series 1	23,038
522	Schwab Fundamental U.S. Large Co. Index ETF	28,564
1,058	Schwab U.S. Dividend Equity ETF	80,006
154	Schwab U.S. Large-Cap Growth ETF	22,478
248	SPDR Russell 1000 Yield Focus ETF	23,522
114	Vanguard Large-Cap ETF	22,885
		200,493
	MID-CAP — 0.1%
78	iShares Core S&P Mid-Cap ETF	20,961
112	Schwab U.S. Mid-Cap ETF	8,766
		29,727
	PRECIOUS METALS — 1.7%
8,692	Aberdeen Standard Physical Silver Shares ETF*	218,952

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS (Continued)
4,290	iShares Gold Trust*	$144,616
		363,568
	THEMATIC — 0.3%
1,816	Global X U.S. Infrastructure Development ETF	46,762
193	Principal Millennials Index ETF	12,851
102	SPDR S&P Kensho Smart Mobility ETF	6,333
		65,946
	Total Exchange-Traded Funds
	(Cost $5,137,735)	5,393,571
	EXCHANGE-TRADED NOTES — 0.8%
	INDUSTRIAL METALS — 0.8%
7,697	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	165,639
	Total Exchange-Traded Notes
	(Cost $179,091)	165,639
	MUTUAL FUNDS — 63.2%
	AGGREGATE BOND — 21.0%
94,291	American Funds - Bond Fund of America - Class F-3	1,271,981
139,243	BBH Ltd. Duration Fund - Class I	1,439,768
35,692	Columbia Bond Fund - Class I3	1,272,054
3,483	Virtus Strategy Trust - Virtus Allianzgi Core Plus Bond Fund - Class R6	53,568
28,099	Wells Fargo Core Plus Bond Fund - Class R6	378,780
		4,416,151
	AGGREGATE BOND INTERMEDIATE — 8.0%
10,992	Columbia Total Return Bond Fund - Class I3	417,581
113,161	Sterling Capital Total Return Bond Fund - Class R6	1,257,219
		1,674,800
	AGGREGATE BOND SHORT — 13.4%
117,217	American Century Short Duration Strategic Income Fund - Class Y	1,158,107
167,834	JPMorgan Short Duration Core Plus Fund - Class R6	1,653,161
		2,811,268
	BANK LOANS — 10.3%
76,323	Fidelity Advisor Floating Rate High Income Fund	721,248
86,280	Hartford Floating Rate Fund - Class F	723,023
87,140	John Hancock Floating Rate Income Fund - Class R6	723,262
		2,167,533
	BLEND BROAD MARKET — 0.1%
522	DFA U.S. Vector Equity Portfolio - Class Institutional	13,141

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 0.4%
1,001	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	$17,358
923	DFA U.S. Large Co. Portfolio - Class Institutional	29,724
649	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	23,903
360	Schwab S&P 500 Index Fund - Class Select	23,811
		94,796
	BLEND MID CAP — 0.0%
22	State Street Small/Mid Cap Equity Index Fund - Class K	8,201
	BLEND SMALL CAP — 0.0%
164	Fidelity Small Cap Index Fund - Class Institutional Premium	4,797
	CONVERTIBLE — 0.5%
2,420	Virtus Allianzgi Convertible Fund - Class Institutional	109,415
	EMERGING MARKET STOCK — 0.1%
88	American Funds - New World Fund - Class F-3	8,546
612	Fidelity Emerging Markets Index Fund - Class Institutional Premium	8,366
		16,912
	EMERGING MARKETS BOND — 2.5%
7,528	Barings Emerging Markets Debt Blended Total Return Fund - Class Y	82,737
20,502	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	208,099
8,156	Vanguard Emerging Markets Bond Fund, Admiral Shares	228,789
		519,625
	FOREIGN AGGREGATE BOND — 5.3%
52,847	Delaware Diversified Income Fund - Class R6	489,365
51,599	Dodge & Cox Global Bond Fund	620,732
		1,110,097
	FOREIGN GROWTH — 0.1%
50	Smallcap World Fund, Inc. - Class F-3	4,471
101	Vanguard International Growth Fund, Admiral Shares	17,221
		21,692
	FOREIGN VALUE — 0.0%
153	Vanguard International Value Fund - Class Investor	6,797
	GROWTH BROAD MARKET — 0.0%
168	American Funds - New Perspective Fund - Class R-6	11,250
	GROWTH LARGE CAP — 0.4%
326	JPMorgan Large Cap Growth Fund - Class R6	22,232
614	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	34,217

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP (Continued)
160	Vanguard U.S. Growth Fund, Admiral Shares	$30,391
		86,840
	GROWTH MID CAP — 0.1%
814	Principal Mid-Cap Growth Fund - Class Institutional	11,261
	GROWTH SMALL CAP — 0.0%
64	JPMorgan Small Cap Growth Fund - Class R6	2,002
	HIGH YIELD BOND — 0.5%
10,763	AB High Yield Portfolio - Class Advisor	108,492
	INFLATION PROTECTED — 0.2%
1,563	DFA Inflation Protected Securities Portfolio - Class Institutional	20,622
1,774	DFA LTIP Portfolio - Class Institutional	20,528
		41,150
	THEMATIC SECTOR — 0.1%
630	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	21,784
	VALUE LARGE CAP — 0.2%
510	Vanguard Windsor Fund, Admiral Shares	43,201
	Total Mutual Funds
	(Cost $13,111,880)	13,301,205
	MONEY MARKET FUNDS — 11.4%
2,110,018	Gabelli U.S. Treasury Money Market Fund, 0.00%*[2]	2,110,018
296,293	Goldman Sachs Government Fund, 0.03%[2]	296,293
	Total Money Market Funds
	(Cost $2,406,311)	2,406,311
	TOTAL INVESTMENTS — 101.0%
	(Cost $20,835,017)	21,266,726
	Liabilities in Excess of Other Assets — (1.0)%	(219,379)
	TOTAL NET ASSETS — 100.0%	$21,047,347

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of June 30, 2021.